Share Capital (Summary of Share Repurchases) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 15, 2023	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation	6,204,241	15,982,154	3,832,580
Average price per share		$ 69.17	$ 41.96
Shares repurchased		$ 1,105	$ 160
Number of Common Shares [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		(210,173)	(3,832,580)
Issued capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 442	$ 105
Additional paid-in capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		47	55
Accumulated other comprehensive income [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		0	0
Retained earnings [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 616	0
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		33,256,668
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		710,100
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		15,982,154
Equity Attributable To Owners Of Parent [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 1,105	160
Noncontrolling Interests [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		0